Redeemable noncontrolling interests (Details) - CNY (¥) ¥ in Thousands	1 Months Ended		12 Months Ended
	Dec. 31, 2019	Apr. 30, 2018	Dec. 31, 2016
Capital contribution from redeemable noncontrolling interests	¥ 37,733	¥ 30,000	¥ 90,000
Noncontrolling Shareholders [Member]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		10.00%	30.00%
Ownership interest repurchased (as a percent)	10.00%